Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
(Loss)/Profit for the year	$ (210,948)	$ 349,659	$ 875,317
Adjustments:
Depreciation and amortization	90,939	62,876	57,640
Financing expenses, net	26,972	5,711	141,361
Share in losses/(profit) of associated companies, net	200,480	(1,118,175)	(1,250,149)
Losses related to Qoros	0	0	251,483
Losses related to ZIM	860	727,650	204
Share-based payments	(1,547)	18,855	18,369
Other expenses, net	4,461	0	0
Income taxes	25,199	37,980	4,325
Total adjustments	136,416	84,556	98,550
Change in trade and other receivables	(2,932)	(28,819)	(1,171)
Change in trade and other payables	(9,514)	(10,100)	(429)
Cash generated from operating activities	123,970	45,637	96,950
Dividends received from associated companies, net	154,672	727,309	143,964
Income taxes paid, net	(1,854)	(1,565)	(385)
Net cash provided by operating activities	276,788	771,381	240,529
Cash flows from investing activities
Short-term deposits and restricted cash, net	49,827	(46,266)	558,247
Short-term collaterals deposits, net	29,864	(19,180)	0
Investment in long-term deposits, net	154	12,750	51,692
Investments in associated companies, less cash acquired	(7,619)	(2,932)	(8,566)
Acquisition of subsidiary, less cash acquired	(327,108)	0	(659,169)
Acquisition of property, plant and equipment, intangible assets and payment of long-term advance deposits and prepaid expenses	(332,117)	(281,286)	(239,663)
Proceeds from sales of interest in ZIM	0	463,549	67,087
Proceeds from distribution from associated companies	3,000	4,444	46,729
Proceeds from sale of subsidiary, net of cash disposed off	2,000	0	0
Proceeds from sale of other investments	193,698	308,829	0
Purchase of other investments	(50,000)	(650,777)	0
Long-term loan to an associate	(23,950)	0	(5,000)
Reimbursement in respect of right-of-use asset	0	0	4,823
Interest received	27,968	6,082	269
Proceeds from/(payment of) transactions in derivatives, net	2,047	1,349	(5,635)
Payment of financial guarantee	0	0	(16,265)
Net cash used in investing activities	(432,236)	(203,438)	(205,451)
Cash flows from financing activities
Repayment of long-term loans, debentures and lease liabilities	(167,769)	(55,762)	(562,016)
Short-term credit from banks and others, net	62,187	0	0
Proceeds from Veridis transaction	129,181	0	0
Proceeds from issuance of share capital by a subsidiary to non-controlling interests, net of issuance expenses	0	193,148	142,334
Investments from holders of non-controlling interests in equity of subsidiary	63,878	36,725	197,076
Tax Equity Investment	82,405	0	0
Receipt of long-term loans	391,447	102,331	343,126
Proceeds from/(payment of) derivative financial instruments, net	2,385	(923)	(13,933)
Repurchase of own shares	(28,130)	0	0
Costs paid in advance in respect of taking out of loans	(19,508)	(2,845)	(4,991)
Cash distribution and dividends paid	(150,362)	(740,922)	(100,209)
Dividends paid to holders of non-controlling interests	0	0	(10,214)
Payment of early redemption commission with respect to the debentures	0	0	(75,820)
Proceeds from issuance of debentures, less issuance expenses	0	0	262,750
Interest paid	(41,135)	(25,428)	(31,523)
Net cash provided by/(used in) financing activities	324,579	(493,676)	146,580
Increase in cash and cash equivalents	169,131	74,267	181,658
Cash and cash equivalents at beginning of the year	535,171	474,544	286,184
Effect of exchange rate fluctuations on balances of cash and cash equivalents	(7,464)	(13,640)	6,702
Cash and cash equivalents at end of the year	$ 696,838	$ 535,171	$ 474,544